UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-22169

Dreyfus Institutional Reserves Funds
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	04/30
Date of reporting period:	04/30/19

The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements.  A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.

Dreyfus Institutional Treasury Securities Cash Advantage Fund

Dreyfus Institutional Treasury and Agency Cash Advantage Fund

FORM N-CSR

Item 1.             Reports to Stockholders.

Dreyfus Institutional Treasury Securities Cash Advantage Fund

ANNUAL REPORT

April 30, 2019

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus Institutional Treasury Securities Cash Advantage Fund	The Fund

LETTER TO SHAREHOLDERS

Dear Shareholder:

This annual report for Dreyfus Institutional Treasury Securities Cash Advantage Fund covers the
12-month period ended April 30, 2019. During the reporting period, the fund produced the following yields and effective yields:1

	Yield	Effective Yield
Institutional Shares	1.99%	2.01%
Hamilton Shares	1.95%	1.97%
Premier Shares	1.70%	1.71%

Yields of money market instruments climbed during the reporting period in response to sustained economic growth, more stimulative fiscal policies, and three increases in short-term interest rates from the Federal Reserve Board (the “Fed”).

Federal Reserve Pauses Interest-Rate Hikes, Economy Remains Robust

The reporting period began in the midst of positive investor sentiment, as investors and monetary policymakers looked forward to stronger economic growth stemming in part from tax reform enacted in December 2017 and from business-friendly policies of the Trump administration. In May 2018, the expanding U.S. economy led to the creation of 270,000 new jobs, and the unemployment rate slid to 3.8%.

In June, gross domestic product (GDP) for the first quarter of 2018 came in at 2.2%, and the unemployment rate ticked up to 4.0%, while 262,000 new jobs were added. On June 14, the Fed raised short-term interest rates for the second time in 2018, sending the federal funds rate to between 1.75% and 2.00%. The Fed’s preferred measure of inflation, the “core” Personal Consumption Expenditures (PCE) Price Index, which excludes food and energy prices, slipped to 1.7%, below the Fed’s 2.0% target.

The economy generated 178,000 new jobs in July, and the unemployment rate declined to 3.9%. In August, 282,000 jobs were added, while the unemployment rate slipped to 3.8%. Housing starts were disappointing, while the core PCE Price Index slipped from 1.8% in July to 1.7%.

In September, the labor market produced 108,000 new jobs, and the unemployment rate fell to 3.7%. Data released during the month showed that the U.S. economy expanded at a 4.2% annualized rate in the second quarter of 2018. The Fed continued on its path of monetary tightening, raising the federal funds target rate for a third time in 2018, bringing it to between 2.00% and 2.25%. The core PCE Price Index remained unchanged at 1.7%.

The unemployment rate edged up to 3.8% in October, and 277,000 jobs were created. Industrial production improved only slightly, as utility-related output was hindered by Hurricane Michael. Housing starts improved, but single-family units declined for the second straight month.

2

In November, the unemployment rate slipped to 3.7%, and 196,000 jobs were created. The core PCE Price Index came in at 1.9%, just below the Fed’s 2.0% target. In December, the Fed again raised short-term interest rates, bringing the federal funds target rate to 2.25%-2.50%. Unemployment ticked up to 3.9%, while job creation remained strong, with new positions numbering 227,000. GDP data released during the month showed that third-quarter economic growth amounted to 3.4%.

In January, the unemployment rate rose to 4.0%, and the economy generated 312,000 new jobs, while the core PCE Price Index fell to 1.8% from 2.0% in December. In addition, the Fed indicated that it would pause its interest-rate hike plans, making future hikes more data-dependent.

In February, unemployment fell to 3.8%, and job creation fell to just 56,000. The unemployment rate remained unchanged in March, while new jobs rebounded to 153,000, and the PCE Price Index fell further to 1.6%. GDP for the fourth quarter of 2018 came in at 2.2%, according to the third estimate, while GDP for the year rose 2.9%. April experienced a further drop in unemployment to 3.6%, while job creation improved to an estimated 224,000. The initial estimate for first-quarter 2019 gross domestic product showed that the economy grew at a rate of 3.2%.

Rate Hikes on Pause

During the reporting period, the Fed shifted its hawkish stance on monetary policy, indicating that additional short-term interest-rate hikes in 2019 will be data-dependent. Core inflation during the period generally remained below the Fed’s target rate of 2.0%.

In this interest-rate environment, we have maintained the fund’s weighted average maturity in a range that is modestly shorter than industry averages. This strategy is intended to capture higher yields as they become available. As always, we have retained our longstanding focus on quality and liquidity.

1 Effective yield is based upon dividends declared daily and reinvested monthly. Yields fluctuate. Past performance is no guarantee of future results.

You could lose money by investing in a money market fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Sincerely,

Patricia A. Larkin
Chief Investment Officer
Dreyfus Cash Investment Strategies
June 3, 2019

3

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Institutional Treasury Securities Cash Advantage Fund from November 1, 2018 to April 30, 2019. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2019
	Institutional Shares	Hamilton Shares	Premier Shares
Expenses paid per $1,000†	$.80	$1.00	$2.24
Ending value (after expenses)	$1,011.00	$1,010.80	$1,009.60

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2019
	Institutional Shares	Hamilton Shares	Premier Shares
Expenses paid per $1,000	$.80	$1.00	$2.26
Ending value (after expenses)	$1,024.00	$1,023.80	$1,022.56

† Expenses are equal to the fund’s annualized expense ratio of .16% for Institutional shares, .20% for Hamilton shares and .45% for Premier shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

4

STATEMENT OF INVESTMENTS
April 30, 2019

U.S. Treasury Bills - 89.0%	Annualized Yield (%)	Principal Amount($)		Value($)
5/7/19	2.40	8,000,000	[a]	7,996,840
5/14/19	2.44	97,000,000	[a]	96,915,933
5/21/19	2.45	85,000,000	[a]	84,886,153
5/23/19	2.43	75,000,000	[a]	74,890,229
5/28/19	2.40	27,000,000	[a]	26,952,210
6/6/19	2.45	70,000,000	[a]	69,831,300
6/11/19	2.41	80,000,000	[a]	79,783,611
6/13/19	2.42	2,000,000	[a]	1,994,315
6/27/19	2.42	9,000,000	[a]	8,966,156
7/5/19	2.42	35,000,000	[a]	34,849,597
7/11/19	2.42	50,000,000	[a]	49,765,306
8/1/19	2.44	3,000,000	[a]	2,981,677
Total U.S. Treasury Bills (cost $539,813,327)				539,813,327
U.S. Treasury Floating Rate Notes - 10.7%
5/7/19, 3 Month U.S. T-Bill FLAT	2.41	20,000,000	[b]	19,997,576
5/7/19, 3 Month U.S. T-BILL +.03%	2.45	15,000,000	[b]	15,000,805
5/7/19, 3 Month U.S. T-BILL +.04%	2.46	10,000,000	[b]	9,999,752
5/7/19, 3 Month U.S. T-BILL +.05%	2.46	10,000,000	[b]	10,000,594
5/7/19, 3 Month U.S. T-BILL +.12%	2.53	10,000,000	[b]	9,996,039
Total U.S. Treasury Floating Rate Notes (cost $64,994,766)				64,994,766
Total Investments (cost $604,808,093)		99.7%		604,808,093
Cash and Receivables (Net)		.3%		1,615,264
Net Assets		100.0%		606,423,357

a Security is a discount security. Income is recognized through the accretion of discount.

b Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Government Securities	99.7
99.7

† Based on net assets.

See notes to financial statements.

5

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2019

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	604,808,093	604,808,093
Cash		1,730,181
Interest receivable		9,951
Receivable for shares of Beneficial Interest subscribed		67
		606,548,292
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 2(b)		120,434
Trustees fees and expenses payable		4,500
Payable for shares of Beneficial Interest redeemed		1
		124,935
Net Assets ($)		606,423,357
Composition of Net Assets ($):
Paid-in capital		606,596,608
Total distributable earnings (loss)		(173,251)
Net Assets ($)		606,423,357

Net Asset Value Per Share	Institutional Shares	Hamilton Shares	Premier Shares
Net Assets ($)	414,422,700	1,976,195	190,024,462
Shares Outstanding	414,546,290	1,976,201	190,074,119
Net Asset Value Per Share ($)	1.00	1.00	1.00

See notes to financial statements.

6

STATEMENT OF OPERATIONS
Year Ended April 30, 2019

Investment Income ($):
Interest Income	13,916,423
Expenses:
Management fee—Note 2(a)	1,036,210
Service Plan fees—Note 2(b)	643,094
Trustees’ fees—Note 2(a,c)	44,627
Total Expenses	1,723,931
Less—Trustees’ fees reimbursed by BNY Mellon Investment Adviser, Inc.—Note 2(a)	(44,627)
Net Expenses	1,679,304
Investment Income—Net	12,237,119
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	(18,033)
Net Increase in Net Assets Resulting from Operations	12,219,086

See notes to financial statements.

7

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended April 30,
	2019	2018[a]
Operations ($):
Investment income—net	12,237,119	9,610,687
Net realized gain (loss) on investments	(18,033)	(155,218)
Net Increase (Decrease) in Net Assets Resulting from Operations	12,219,086	9,455,469
Distributions ($):
Distributions to shareholders:
Institutional Shares	(8,447,575)	(4,707,587)
Hamilton Shares	(35,810)	(2,857,888)
Premier Shares	(3,753,734)	(2,067,869)
Total Distributions	(12,237,119)	(9,633,344)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	2,345,576,894	1,158,495,493
Hamilton Shares	30,059,120	4,217,841,864
Premier Shares	1,053,440,716	973,781,791
Distributions reinvested:
Institutional Shares	925,442	660,830
Hamilton Shares	9	4
Premier Shares	3,001,354	1,698,740
Cost of shares redeemed:
Institutional Shares	(2,396,905,623)	(1,259,815,632)
Hamilton Shares	(30,552,086)	(4,358,347,554)
Premier Shares	(1,083,382,542)	(1,079,898,081)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(77,836,716)	(345,582,545)
Total Increase (Decrease) in Net Assets	(77,854,749)	(345,760,420)
Net Assets ($):
Beginning of Period	684,278,106	1,030,038,526
End of Period	606,423,357	684,278,106

[a] Distributions to shareholders include only distributions from investment income-net.
See notes to financial statements.

8

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

				Four Months
				Ended
	Year Ended April 30,			April 30,	Year Ended December 31,
Institutional Shares	2019	2018	2017	2016[a]	2015	2014
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income―net	.020	.010	.003	.000b	.000[b]	.000[b]
Distributions:
Dividends from investment income―net	(.020)	(.010)	(.003)	(.000)[b]	(.000)[b]	(.000)[b]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	2.01	.99	.26	.04[c]	.00[d]	.00[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.17	.16	.16	.16[e]	.16	.16
Ratio of net expenses to average net assets	.16	.16	.16	.16[e]	.04	.03
Ratio of net investment income
to average net assets	1.99	.99	.28	.11[e]	.00[d]	.00[d]
Net Assets, end of period ($ x 1,000)	414,423	464,838	565,621	366,822	351,361	335,941

a The fund has changed its fiscal year end from December 31 to April 30.

b Amount represents less than $.001 per share.

c Not annualized.

d Amount represents less than .01%.

e Annualized.

See notes to financial statements.

9

FINANCIAL HIGHLIGHTS (continued)

				Four Months
				Ended
	Year Ended April 30,			April 30,	Year Ended December 31,
Hamilton Shares	2019	2018	2017	2016[a]	2015	2014
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income―net	.019	.009	.002	.000b	.000[b]	.000b
Distributions:
Dividends from investment income―net	(.019)	(.009)	(.002)	(.000)b	(.000)[b]	(.000)[b]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	1.97	.95	.22	.02[c]	.00[d]	.00[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.21	.20	.20	.20[e]	.20	.20
Ratio of net expenses to average net assets	.20	.20	.20	.20[e]	.04	.03
Ratio of net investment income
to average net assets	1.95	.83	.30	.08[e]	.00[d]	.00[d]
Net Assets, end of period ($ x 1,000)	1,976	2,469	142,974	143,388	4,395	6,888

a The fund has changed its fiscal year end from December 31 to April 30.

b Amount represents less than $.001 per share.

c Not annualized.

d Amount represents less than .01%.

e Annualized.

See notes to financial statements.

10

				Four Months
				Ended
	Year Ended April 30,			April 30,	Year Ended December 31,
Premier Shares	2019	2018	2017	2016[a]	2015	2014
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income―net	.017	.007	.001	.000[b]	.000[b]	.000[b]
Distributions:
Dividends from investment income―net	(.017)	(.007)	(.001)	(.000)[b]	(.000)b	(.000)[b]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	1.71	.70	.05	.00[c,d]	.00[d]	.00[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.46	.45	.45	.45[e]	.45	.45
Ratio of net expenses to average net assets	.45	.45	.36	.25[e]	.04	.03
Ratio of net investment income
to average net assets	1.69	.67	.05	.01[e]	.00[d]	.00[d]
Net Assets, end of period ($ x 1,000)	190,024	216,971	321,444	468,342	401,092	384,388

a The fund has changed its fiscal year end from December 31 to April 30.

b Amount represents less than $.001 per share.

c Not annualized.

d Amount represents less than .01%.

e Annualized.

See notes to financial statements.

11

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Institutional Treasury Securities Cash Advantage Fund (the “fund”) is a separate diversified series of Dreyfus Institutional Reserves Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

Effective June 3, 2019, The Dreyfus Corporation, the fund’s investment adviser and administrator, changed its name to “BNY Mellon Investment Adviser, Inc.”, MBSC Securities Corporation, the fund’s distributor, changed its name to “BNY Mellon Securities Corporation” and Dreyfus Transfer, Inc., the fund’s transfer agent, changed its name to “BNY Mellon Transfer, Inc.”

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold to the public without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Institutional shares, Hamilton shares and Premier shares. Hamilton shares and Premier shares are subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act. Other differences between the classes include the services offered to and the expenses borne by each class, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The fund operates as a “government money market fund” as that term is defined in Rule 2a-7 under the Act. It is the fund’s policy to maintain a constant net asset value (“NAV”) per share of $1.00 and the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a constant NAV per share of $1.00.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

12

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Company’s Board of Trustees (the “Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

13

NOTES TO FINANCIAL STATEMENTS (continued)

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2019 in valuing the fund’s investments:

Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	604,808,093
Level 3 - Significant Unobservable Inputs	-
Total	604,808,093

† See Statement of Investments for additional detailed categorizations.

At April 30, 2019, there were no transfers between levels of the fair value hierarchy. It is the fund’s policy to recognize transfers between levels at the end of the reporting period.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis.

(c) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and

14

net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2019, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2019, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended April 30, 2019 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At April 30, 2019, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to April 30, 2019. The fund has $173,251 of short-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal periods ended April 30, 2019 and April 30, 2018 were as follows: ordinary income $12,237,119 and $9,610,687 and long-term capital gains $0 and $22,657, respectively.

At April 30, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

(e) New Accounting Pronouncements: In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization On Purchased Callable Debt Securities (“ASU 2017-08”). The update shortens the amortization period for the premium on certain purchased callable debt securities to the earliest call date. ASU 2017-08 will be effective for fiscal years beginning after December 15, 2018.

Also in August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update provides guidance that modifies certain disclosure requirements for fair value measurements. ASU 2018-13 will be

15

NOTES TO FINANCIAL STATEMENTS (continued)

effective for fiscal years beginning after December 15, 2019. Management is currently assessing the potential impact of these changes to future financial statements.

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .16% of the value of the fund’s average daily net assets and is payable monthly. Out of its fee, the Adviser pays all of the expenses of the fund except management fees, Rule 12b-1 Service Plan fees, brokerage fees, taxes, fees and expenses of non-interested Trustees (including counsel fees) and extraordinary expenses. In addition, The Adviser is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Trustees (including counsel fees). During the period ended April 30, 2019, fees reimbursed by the Adviser amounted to $44,627.

(b) Under the fund’s Service Plan adopted pursuant to Rule 12b-1 under the Act, with respect to the fund’s applicable Hamilton shares and Premier shares, the fund pays the Distributor for distributing such classes of shares, for servicing and/or maintaining shareholder accounts and for advertising and marketing. The Service Plan provides for payments to be made at annual rates of .04% and .29% of the value of such class’ average daily net assets of the Hamilton and Premier shares, respectively. The fees payable under the Service Plan are payable without regard to actual expenses incurred. During the period ended April 30, 2019, Hamilton shares and Premier shares were charged $733 and $642,361, respectively, pursuant to the Service Plan.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fees $80,191 and Service Plan fees $44,743, which are offset against an expense reimbursement currently in effect in the amount of $4,500.

(c) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

16

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Trustees of Dreyfus Institutional Treasury Securities Cash Advantage Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Dreyfus Institutional Treasury Securities Cash Advantage Fund (the “Fund”) (one of the funds constituting Dreyfus Institutional Reserves Funds), including the statement of investments, as of April 30, 2019, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended, for the period from January 1, 2016 to April 30, 2016 and for each of the two years in the period ended December 31, 2015 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Dreyfus Institutional Reserves Funds) at April 30, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the three years in the period then ended, for the period from January 1, 2016 to April 30, 2016 and for each of the two years in the period ended December 31, 2015, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2019, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the BNY Mellon Family of Funds since at least 1957, but we are unable to determine the specific year.

New York, New York
June 26, 2019

17

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes the fund hereby reports 100% of ordinary income dividends paid during the fiscal year ended April 30, 2019 as qualifying “interest related dividends.” For state individual income tax purposes, the fund hereby reports 100% of the ordinary income dividends paid during its fiscal year ended April 30, 2019 as attributable to interest income from direct obligations of the United States. Such dividends are currently exempt from taxation for individual income tax purposes in most states, including New York, California, Connecticut and the District of Columbia.

18

BOARD MEMBERS INFORMATION (Unaudited)

INDEPENDENT BOARD MEMBERS
Joseph S. DiMartino (75)
Chairman of the Board (2008)

Principal Occupation During Past 5 Years:

• Corporate Director and Trustee (1995-present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)

No. of Portfolios for which Board Member Serves: 120

———————

Francine J. Bovich (67)
Board Member (2015)
Principal Occupation During Past 5 Years:

• Trustee, The Bradley Trusts, private trust funds (2011-present)

Other Public Company Board Memberships During Past 5 Years:

• Annaly Capital Management, Inc., a real estate investment trust, Director (2014-present)

No. of Portfolios for which Board Member Serves: 69

———————

Gordon J. Davis (77)
Board Member (2012)
Principal Occupation During Past 5 Years:

• Partner in the law firm of Venable LLP (2012-present)

Other Public Company Board Memberships During Past 5 Years:

• Consolidated Edison, Inc., a utility company, Director (1997-2014)

• The Phoenix Companies, Inc., a life insurance company, Director (2000-2014)

No. of Portfolios for which Board Member Serves: 54

———————

Isabel P. Dunst (72)
Board Member (2014)
Principal Occupation During Past 5 Years:

• Senior Counsel, Hogan Lovells LLP (2018-present; previously, Of Counsel, 2015-2018, Partner, 1990-2014)

No. of Portfolios for which Board Member Serves: 33

———————

19

BOARD MEMBERS INFORMATION (Unaudited) (continued)
INDEPENDENT BOARD MEMBERS (continued)

J. Charles Cardona (63)
Board Member (2014)
Principal Occupation During Past 5 Years:

• Retired. President and a Director of the Adviser (2008-2016), Chairman of the Distributor (2013-2016)

No. of Portfolios for which Board Member Serves: 33

———————

Nathan Leventhal (76)
Board Member (2009)
Principal Occupation During Past 5 Years:

• President Emeritus of Lincoln Center for the Performing Arts (2001-present)

• Chairman of the Avery Fisher Artist Program (1997-2014)

Other Public Company Board Memberships During Past 5 Years:

• Movado Group, Inc., Director (2003-present)

No. of Portfolios for which Board Member Serves: 47

———————

Robin A. Melvin (55)
Board Member (2014)
Principal Occupation During Past 5 Years:

• Co-chairman, Illinois Mentoring Partnership, non-profit organization dedicated to increasing the quantity and quality of mentoring services in Illinois (2014-present; board member since 2013)

No. of Portfolios for which Board Member Serves: 98

———————

Roslyn M. Watson (69)
Board Member (2014)
Principal Occupation During Past 5 Years:

• Principal, Watson Ventures, Inc., a real estate investment company (1993-present)

No. of Portfolios for which Board Member Serves: 55

———————

20

Benaree Pratt Wiley (73)
Board Member (2009)
Principal Occupation During Past 5 Years:

• Principal, The Wiley Group, a firm specializing in strategy and business development (2005-present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (2008-present)

No. of Portfolios for which Board Member Serves: 76

———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80. The address of the Board Members and Officers is c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street, New York, New York 10166. Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from the Adviser free of charge by calling this toll free number: 1-800-373-9387.

Clifford L. Alexander, Jr., Emeritus Board Member
Whitney I. Gerard, Emeritus Board Member
George L. Perry, Emeritus Board Member

21

OFFICERS OF THE FUND (Unaudited)

RENEE LAROCHE-MORRIS, President since January 2018.

President and a director of BNY Mellon Investment Adviser, Inc. since January 2018. She is an officer of 62 investment companies (comprised of 120 portfolios) managed by the Adviser. She is 48 years old and has been an employee of BNY Mellon since 2003.

JAMES WINDELS, Treasurer since January 2008.

Director- BNY Mellon Fund Administration, and an officer of 63 investment companies (comprised of 143 portfolios) managed by the Adviser. He is 60 years old and has been an employee of the Adviser since April 1985.

BENNETT A. MACDOUGALL, Chief Legal Officer since October 2015.

Chief Legal Officer of the Adviser and Associate General Counsel and Managing Director of BNY Mellon since June 2015; Director and Associate General Counsel of Deutsche Bank – Asset & Wealth Management Division from June 2005 to June 2015, and as Chief Legal Officer of Deutsche Investment Management Americas Inc. from June 2012 to May 2015. He is an officer of 63 investment companies (comprised of 143 portfolios) managed by the Adviser. He is 47 years old and has been an employee of the Adviser since June 2015.

DAVID DIPETRILLO, Vice President since January 2018.

Head of North America Product, BNY Mellon Investment Management since January 2018, Director of Product Strategy, BNY Mellon Investment Management from January 2016 to December 2017; Head of US Retail Product and Channel Marketing, BNY Mellon Investment Management from January 2014 to December 2015. He is an officer of 62 investment companies (comprised of 120 portfolios) managed by the Adviser. He is 41 years old and has been an employee of BNY Mellon since 2005.

JAMES BITETTO, Vice President since January 2008 and Secretary since February 2018.

Managing Counsel of BNY Mellon and Secretary of the Adviser, and an officer of 63 investment companies (comprised of 143 portfolios) managed by the Adviser. He is 52 years old and has been an employee of the Adviser since December 1996.

SONALEE CROSS, Vice President and Assistant Secretary since March 2018.

Counsel of BNY Mellon since October 2016; Associate at Proskauer Rose LLP from April 2016 to September 2016; Attorney at EnTrust Capital from August 2015 to February 2016; Associate at Sidley Austin LLP from September 2013 to August 2015. She is an officer of 63 investment companies (comprised of 143 portfolios) managed by the Adviser. She is 31 years old and has been an employee of the Adviser since October 2016.

DEIRDRE CUNNANE, Vice President and Assistant Secretary since March 2019.

Counsel of BNY Mellon since August 2018; Senior Regulatory Specialist at BNY Mellon Investment Management Services from February 2016 to August 2018; Trustee Associate at BNY Mellon Trust Company (Ireland) Limited from August 2013 to February 2016. She is an officer of 63 investment companies (comprised of 143 portfolios) managed by the Adviser. She is 28 years old and has been an employee of the Adviser since August 2018.

SARAH S. KELLEHER, Vice President and Assistant Secretary since April 2014.

Managing Counsel of BNY Mellon since December 2017, Senior Counsel of BNY Mellon from March 2013 to December 2017. She is an officer of 63 investment companies (comprised of 143 portfolios) managed by the Adviser. She is 43 years old and has been an employee of the Adviser since March 2013.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since January 2008.

Senior Managing Counsel of BNY Mellon, and an officer of 63 investment companies (comprised of 143 portfolios) managed by the Adviser. He is 54 years old and has been an employee of the Adviser since October 1990.

PETER M. SULLIVAN, Vice President and Assistant Secretary since March 2019.

Managing Counsel of BNY Mellon, and an officer of 63 investment companies (comprised of 143 portfolios) managed by the Adviser. He is 51 years old and has been an employee of the Adviser since April 2004.

22

NATALYA ZELENSKY, Vice President and Assistant Secretary since March 2017.

Counsel of BNY Mellon since May 2016; Attorney at Wildermuth Endowment Strategy Fund/Wildermuth Advisory, LLC from November 2015 to May 2016 and Assistant General Counsel at RCS Advisory Services from July 2014 to November 2015. She is an officer of 63 investment companies (comprised of 143 portfolios) managed by the Adviser. She is 34 years old and has been an employee of the Adviser since May 2016.

GAVIN C. REILLY, Assistant Treasurer since January 2008.

Tax Manager of BNY Mellon Fund Administration, and an officer of 63 investment companies (comprised of 143 portfolios) managed by the Adviser. He is 50 years old and has been an employee of the Adviser since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since January 2008.

Senior Accounting Manager- BNY Mellon Fund Administration, and an officer of 63 investment companies (comprised of 143 portfolios) managed by the Adviser. He is 55 years old and has been an employee of the Adviser since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since January 2008.

Senior Accounting Manager – BNY Mellon Fund Administration, and an officer of 63 investment companies (comprised of 143 portfolios) managed by the Adviser. He is 52 years old and has been an employee of the Adviser since June 1989.

ROBERT SVAGNA, Assistant Treasurer since January 2008.

Senior Accounting Manager – BNY Mellon Fund Administration, and an officer of 63 investment companies (comprised of 143 portfolios) managed by the Adviser. He is 52 years old and has been an employee of the Adviser since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since January 2008.

Chief Compliance Officer of the Adviser, the BNY Mellon Family of Funds and BNY Mellon Funds Trust (63 investment companies, comprised of 143 portfolios). He is 62 years old and has served in various capacities with the Adviser since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

CARIDAD M. CAROSELLA, Anti-Money Laundering Compliance Officer since January 2016.

Anti-Money Laundering Compliance Officer of the BNY Mellon Family of Funds and BNY Mellon Funds Trust since January 2016; from May 2015 to December 2015, Interim Anti-Money Laundering Compliance Officer of the BNY Mellon Family of Funds and BNY Mellon Funds Trust and the Distributor; from January 2012 to May 2015, AML Surveillance Officer of the Distributor. She is an officer of 57 investment companies (comprised of 137 portfolios) managed by the Adviser. She is 50 years old and has been an employee of the Distributor since 1997.

23

NOTES

24

NOTES

25

For More Information

Dreyfus Institutional Treasury Securities Cash Advantage Fund

240 Greenwich Street
New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.
240 Greenwich Street
New York, NY 10286

Distributor

BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Ticker Symbols:	Institutional: DUPXX Hamilton: DHMXX Premier: DMEXX

Telephone Call your representative or 1-800-373-9387

Mail BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@bnymellon.com

Internet Access BNY Mellon Institutional Services at www.bnymellonim.com/us

The fund will disclose daily, on www.bnymellonim.com/us, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov.

Information regarding how the fund voted proxies related to portfolio securities for the most recent 12-month period ended June 30 is available at www.bnymellonim.com/us and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2019 BNY Mellon Securities Corporation 6564AR0419

Dreyfus Institutional Treasury and Agency Cash Advantage Fund

ANNUAL REPORT

April 30, 2019

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bnymellonim.com/us and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus Institutional Treasury and Agency Cash Advantage Fund	The Fund

LETTER TO SHAREHOLDERS

Dear Shareholder:

This annual report for Dreyfus Institutional Treasury and Agency Cash Advantage Fund covers the
12-month period ended April 30, 2019. During the reporting period, the fund produced the following yields and effective yields:1

	Yield	Effective Yield
Institutional Shares	2.03%	2.05%
Hamilton Shares	1.98%	2.00%
Premier Shares	1.73%	1.75%

Yields of money market instruments climbed during the reporting period in response to sustained economic growth, stimulative fiscal policies and three increases in short-term interest rates from the Federal Reserve Board (the “Fed”).

Federal Reserve Pauses Interest-Rate Hikes, Economy Remains Robust

The reporting period began in the midst of positive investor sentiment, as investors and monetary policymakers looked forward to stronger economic growth stemming in part from tax reform enacted in December 2017 and from business-friendly policies of the Trump administration. In May 2018, the expanding U.S. economy led to the creation of 270,000 new jobs, and the unemployment rate slid to 3.8%.

In June, gross domestic product (GDP) for the first quarter of 2018 came in at 2.2%, and the unemployment rate ticked up to 4.0%, while 262,000 new jobs were added. On June 14, the Fed raised short-term interest rates for the second time in 2018, sending the federal funds rate to between 1.75% and 2.00%. The Fed’s preferred measure of inflation, the “core” Personal Consumption Expenditures (PCE) Price Index, which excludes food and energy prices, slipped to 1.7%, below the Fed’s 2.0% target.

The economy generated 178,000 new jobs in July, and the unemployment rate declined to 3.9%. In August, 282,000 jobs were added, while the unemployment rate slipped to 3.8%. Housing starts were disappointing, while the core PCE Price Index slipped from 1.8% in July to 1.7%.

In September, the labor market produced 108,000 new jobs, and the unemployment rate fell to 3.7%. Data released during the month showed that the U.S. economy expanded at a 4.2% annualized rate in the second quarter of 2018. The Fed continued on its path of monetary tightening, raising the federal funds target rate for a third time in 2018, bringing it to between 2.00% and 2.25%. The core PCE Price Index remained unchanged at 1.7%.

The unemployment rate edged up to 3.8% in October, and 277,000 jobs were created. Industrial production improved only slightly, as utility-related output was hindered by Hurricane Michael. Housing starts improved, but single-family units declined for the second straight month.

2

In November, the unemployment rate slipped to 3.7%, and 196,000 jobs were created. The core PCE Price Index came in at 1.9%, just below the Fed’s 2.0% target. In December, the Fed again raised short-term interest rates, bringing the federal funds target rate to 2.25%-2.50%. Unemployment ticked up to 3.9%, while job creation remained strong, with new positions numbering 227,000. GDP data released during the month showed that third-quarter economic growth amounted to 3.4%.

In January, the unemployment rate rose to 4.0%, and the economy generated 312,000 new jobs, while the core PCE Price Index fell to 1.8% from 2.0% in December. In addition, the Fed indicated that it would pause its interest-rate hike plans, making future hikes more data-dependent.

In February, unemployment fell to 3.8%, and job creation fell to just 56,000. The unemployment rate remained unchanged in March, while new jobs rebounded to 153,000, and the PCE Price Index fell further to 1.6%. GDP for the fourth quarter of 2018 came in at 2.2%, according to the third estimate, while GDP for the year rose 2.9%. April experienced a further drop in unemployment to 3.6%, while job creation improved to an estimated 224,000. The initial estimate for first-quarter 2019 gross domestic product showed that the economy grew at a rate of 3.2%.

Rate Hikes on Pause

During the reporting period, the Fed shifted its hawkish stance on monetary policy, indicating that additional short-term interest-rate hikes in 2019 will be data-dependent. Core inflation during the period generally remained below the Fed’s target rate of 2.0%.

In this interest-rate environment, we have maintained the fund’s weighted average maturity in a range that is modestly shorter than industry averages. This strategy is intended to capture higher yields as they become available. As always, we have retained our longstanding focus on quality and liquidity.

1 Effective yield is based upon dividends declared daily and reinvested monthly. Yields fluctuate. Past performance is no guarantee of future results.

You could lose money by investing in a money market fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Sincerely,

Patricia A. Larkin
Chief Investment Officer
Dreyfus Cash Investment Strategies
June 3, 2019

3

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Institutional Treasury and Agency Cash Advantage Fund from November 1, 2018 to April 30, 2019. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2019
	Institutional Shares	Hamilton Shares	Premier Shares
Expenses paid per $1,000†	$.70	$.95	$2.19
Ending value (after expenses)	$1,011.30	$1,011.00	$1,009.80

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2019
	Institutional Shares	Hamilton Shares	Premier Shares
Expenses paid per $1,000†	$.70	$.95	$2.21
Ending value (after expenses)	$1,024.10	$1,023.85	$1,022.61

† Expenses are equal to the fund’s annualized expense ratio of .14% for Institutional shares, .19% for Hamilton shares and .44% for Premier shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

4

STATEMENT OF INVESTMENTSApril 30, 2019

U.S. Treasury Notes - 4.3%	Annualized Yield (%)	Principal Amount($)		Value($)
6/30/19 (cost $29,959,287)	1.63	30,000,000		29,959,287
U.S. Treasury Bills - 2.9%
6/13/19 (cost $19,940,756)	2.52	20,000,000	[a]	19,940,756
U.S. Treasury Floating Rate Notes - 14.5%
5/7/19, 3 Month U.S. T-Bills +.03%	2.45	10,000,000	[b]	10,000,537
5/7/19, 3 Month U.S. T-Bills +.04%	2.46	35,000,000	[b]	34,999,802
5/7/19, 3 Month U.S. T-Bills +.05%	2.46	30,000,000	[b]	29,969,271
5/7/19, 3 Month U.S. T-Bills +.12%	2.53	25,000,000	[b]	24,990,097
Total U.S. Treasury Floating Rate Notes (cost $99,959,707)				99,959,707
Repurchase Agreements - 78.1%
ABN Amro Bank , Tri-Party Agreement thru BNY Mellon, dated 4/30/19, due 5/1/19 in the amount of $50,003,819 (fully collateralized by $64,360,021 Agency Mortgage-Backed Securities, Interest Only, due 10/20/41-1/20/49, value $50,728,406 and $278,060 U.S. Treasuries (including strips), 0%, due 4/23/20, value $271,600)	2.75	50,000,000		50,000,000
Bank of Nova Scotia/NY , Tri-Party Agreement thru BNY Mellon, dated 4/30/19, due 5/1/19 in the amount of $70,005,347 (fully collateralized by $70,885,833 U.S. Treasuries (including strips), 0%-6.25%, due 5/14/19-2/15/49, value $71,400,000)	2.75	70,000,000		70,000,000
Barclays Bank PLC , Tri-Party Agreement thru BNY Mellon, dated 4/30/19, due 5/1/19 in the amount of $100,007,639 (fully collateralized by $93,930,400 U.S. Treasuries, 0.13%-2.13%, due 7/15/19-2/15/40, value $102,000,019)	2.75	100,000,000		100,000,000
CIBC/NY , Tri-Party Agreement thru BNY Mellon, dated 4/30/19, due 5/1/19 in the amount of $50,003,819 (fully collateralized by $47,620,900 U.S. Treasuries, 0.13%-3.13%, due 4/15/20-11/15/28, value $51,000,025)	2.75	50,000,000		50,000,000

5

STATEMENT OF INVESTMENTS (continued)

Repurchase Agreements - 78.1% (continued)	Annualized Yield (%)	Principal Amount($)	Value($)
Citigroup Global Markets Inc. , Tri-Party Agreement thru BNY Mellon, dated 4/30/19, due 5/1/19 in the amount of $100,007,639 (fully collateralized by $90,515,300 U.S. Treasuries (including strips), 0%-6.25%, due 6/20/19-2/15/37, value $102,000,091)	2.75	100,000,000	100,000,000
Credit Agricole CIB , Tri-Party Agreement thru BNY Mellon, dated 4/30/19, due 5/1/19 in the amount of $170,012,845 (fully collateralized by $170,442,262 U.S. Treasuries (including strips), 0%-5.38%, due 6/11/19-8/15/47, value $173,400,001)	2.72	170,000,000	170,000,000
Total Repurchase Agreements (cost $540,000,000)			540,000,000
Total Investments (cost $689,859,750)		99.8%	689,859,750
Cash and Receivables (Net)		.2%	1,425,760
Net Assets		100.0%	691,285,510

a Security is a discount security. Income is recognized through the accretion of discount.

b Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.

Portfolio Summary (Unaudited) †	Value (%)
Repurchase Agreements	78.1
U.S. Government Securities	21.7
99.8

† Based on net assets.

See notes to financial statements.

6

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2019

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including repurchase agreements of $540,000,000) —Note 1(b)	689,859,750	689,859,750
Cash		1,287,487
Interest receivable		273,163
		691,420,400
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 2(b)		130,390
Trustees fees and expenses payable		4,500
		134,890
Net Assets ($)		691,285,510
Composition of Net Assets ($):
Paid-in capital		691,276,133
Total distributable earnings (loss)		9,377
Net Assets ($)		691,285,510

Net Asset Value Per Share	Institutional Shares	Hamilton Shares	Premier Shares
Net Assets ($)	235,601,444	221,725,422	233,958,644
Shares Outstanding	235,187,793	221,651,261	233,794,262
Net Asset Value Per Share ($)	1.00	1.00	1.00

See notes to financial statements.

7

STATEMENT OF OPERATIONS

Year Ended April 30, 2019

Investment Income ($):
Interest Income	13,859,439
Expenses:
Management fee—Note 2(a)	891,514
Service Plan fees—Note 2(b)	831,238
Trustees’ fees—Note 2(a,c)	51,999
Total Expenses	1,774,751
Less—Trustees’ fees reimbursed by BNY Mellon Investment Adviser, Inc.—Note 2(a)	(51,999)
Net Expenses	1,722,752
Investment Income—Net	12,136,687
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	9,377
Net Increase in Net Assets Resulting from Operations	12,146,064

See notes to financial statements.

8

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended April 30,
	2019	2018[a,b]
Operations ($):
Investment income—net	12,136,687	29,064,901
Net realized gain (loss) on investments	9,377	63,705
Net Increase (Decrease) in Net Assets Resulting from Operations	12,146,064	29,128,606
Distributions ($):
Distributions to shareholders:
Institutional Shares	(6,234,461)	(25,997,885)
Hamilton Shares	(1,379,071)	(1,084,910)
Premier Shares	(4,586,860)	(1,979,264)
Agency Shares	-	(9,845)
Classic Shares	-	(2,805)
Total Distributions	(12,200,392)	(29,074,709)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	4,045,265,716	40,284,946,907
Hamilton Shares	807,474,030	647,889,001
Premier Shares	1,597,209,315	2,309,310,548
Agency Shares	-	4,962,216
Classic Shares	-	403,971
Distributions reinvested:
Institutional Shares	3,089,336	1,417,656
Hamilton Shares	251,247	59,351
Premier Shares	108,675	65,172
Classic Shares	-	70
Cost of shares redeemed:
Institutional Shares	(4,043,869,218)	(40,319,761,613)
Hamilton Shares	(639,319,740)	(808,301,443)
Premier Shares	(1,611,151,937)	(2,351,060,269)
Agency Shares	-	(8,555,503)
Classic Shares	-	(3,134,825)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	159,057,424	(241,758,761)
Total Increase (Decrease) in Net Assets	159,003,096	(241,704,864)
Net Assets ($):
Beginning of Period	532,282,414	773,987,278
End of Period	691,285,510	532,282,414

[a] Effective September 8, 2017, 2,364,132 Classic shares representing $2,364,402 were exchanged for 2,364,402 Premier shares and 6,208,777 Agency shares representing $6,210,166 were exchanged for 6,210,166 Hamilton shares of which Classic shares shares were fully converted to Premier shares and Agency shares were fully converted to Hamilton shares.

[b] Distributions to shareholders include only distributions from investment income--net.
See notes to financial statements.

9

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

				Four
				Months
				Ended
	Year Ended April 30,			April 30,	Year Ended December 31,
Institutional Shares	2019	2018	2017	2016[a]	2015	2014
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income―net	.020	.011	.003	.001	.000b	.000b
Distributions:
Dividends from investment income―net	(.020)	(.011)	(.003)	(.001)	(.000)[b]	(.000)[b]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	2.07	1.07	.34	.07[c]	.00[d]	.00[d]
Ratios/ Supplemental Data (%):
Ratio of total expenses to average net assets	.15	.14	.14	.14[e]	.14	.14
Ratio of net expenses to average net assets	.14	.13	.14	.14[e]	.08	.06
Ratio of net investment income
to average net assets	2.06	.94	.36	.20[e]	.00[d]	.00[d]
Net Assets, end of period ($ x 1,000)	235,601	230,991	264,327	136,056	126,785	201,407

a The fund has changed its fiscal year end from December 31 to April 30.

b Amount represents less than $.001 per share.

c Not annualized.

d Amount represents less than .01%.

e Annualized.

See notes to financial statements.

10

				Four
				Months
				Ended
	Year Ended April 30,			April 30,	Year Ended December 31,
Hamilton Shares	2019	2018	2017	2016[a]	2015	2014
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income―net	.020	.010	.003	.000[b]	.000b	.000b
Distributions:
Dividends from investment income―net	(.020)	(.010)	(.003)	(.000)[b]	(.000)b	(.000)[b]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	2.02	1.01	.29	.05[c]	.00[d]	.00[d]
Ratios/ Supplemental Data (%):
Ratio of total expenses to average net assets	.20	.19	.19	.19e	.19	.19
Ratio of net expenses to average net assets	.19	.18	.19	.19[e]	.08	.06
Ratio of net investment income
to average net assets	1.95	.94	.30	.14[e]	.00[d]	.00[d]
Net Assets, end of period ($ x 1,000)	221,725	53,323	213,770	160,133	195,153	218,027

a The fund has changed its fiscal year end from December 31 to April 30.

b Amount represents less than $.001 per share.

c Not annualized.

d Amount represents less than .01%.

e Annualized.

See notes to financial statements.

11

FINANCIAL HIGHLIGHTS (continued)

				Four
				Months
				Ended
	Year Ended April 30,			April 30,	Year Ended December 31,
Premier Shares	2019	2018	2017	2016[a]	2015	2014
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income―net	.017	.008	.001	.000[b]	.000[b]	.000b
Distributions:
Dividends from investment income―net	(.017)	(.008)	(.001)	(.000)b	(.000)[b]	(.000)[b]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	1.76	.76	.08	.00[c,d]	.00[d]	.00[d]
Ratios/ Supplemental Data (%):
Ratio of total expenses to average net assets	.45	.44	.44	.44[e]	.44	.44
Ratio of net expenses to average net assets	.44	.43	.39	.33[e]	.08	.06
Ratio of net investment income
to average net assets	1.72	.72	.07	.01[e]	.00[d]	.00[d]
Net Assets, end of period ($ x 1,000)	233,959	247,968	289,560	420,212	482,654	668,132

a The fund has changed its fiscal year end from December 31 to April 30.

b Amount represents less than $.001 per share.

c Not annualized.

d Amount represents less than .01%.

e Annualized.

See notes to financial statements.

12

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Institutional Treasury and Agency Cash Advantage Fund (the “fund”) is a separate diversified series of Dreyfus Institutional Reserves Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

Effective June 3, 2019, The Dreyfus Corporation, the fund’s investment adviser and administrator, changed its name to “BNY Mellon Investment Adviser, Inc.”, MBSC Securities Corporation, the fund’s distributor, changed its name to “BNY Mellon Securities Corporation” and Dreyfus Transfer, Inc., the fund’s transfer agent, changed its name to “BNY Mellon Transfer, Inc.”

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold to the public without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Institutional shares, Hamilton shares and Premier shares. Hamilton shares and Premier shares are subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act. Other differences between the classes include the services offered to and the expenses borne by each class, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The fund operates as a “government money market fund” as that term is defined in Rule 2a-7 under the Act. It is the fund’s policy to maintain a constant net asset value (“NAV”) per share of $1.00 and the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a constant NAV per share of $1.00.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

13

NOTES TO FINANCIAL STATEMENTS (continued)

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Board.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

14

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2019 in valuing the fund’s investments:

Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	689,859,750
Level 3 - Significant Unobservable Inputs	-
Total	689,859,750

† See Statement of Investments for additional detailed categorizations.

At April 30, 2019, there were no transfers between levels of the fair value hierarchy. It is the fund’s policy to recognize transfers between levels at the end of the reporting period.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Adviser, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller. The collateral is held on behalf of the fund by the tri-party administrator with

15

NOTES TO FINANCIAL STATEMENTS (continued)

respect to any tri-party agreement. The fund may also jointly enter into one or more repurchase agreements with other funds managed by the Adviser in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

(c) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2019, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2019, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended April 30, 2019 and the tax year ended December 31, 2015 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At April 30, 2019, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The tax character of distributions paid to shareholders during the fiscal periods ended April 30, 2019 and April 30, 2018 were as follows: ordinary income $12,182,365 and $29,074,709, and long-term capital gains $18,027 and $0, respectively.

At April 30, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

(e) New Accounting Pronouncements: In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables—

16

Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization On Purchased Callable Debt Securities (“ASU 2017-08”). The update shortens the amortization period for the premium on certain purchased callable debt securities to the earliest call date. ASU 2017-08 will be effective for fiscal years beginning after December 15, 2018.

Also in August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update provides guidance that modifies certain disclosure requirements for fair value measurements. ASU 2018-13 will be effective for fiscal years beginning after December 15, 2019. Management is currently assessing the potential impact of these changes to future financial statements.

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .14% of the value of the fund’s average daily net assets and is payable monthly. Out of its fee, The Adviser pays all of the expenses of the fund except management fees, Rule 12b-1 Service Plan fees, brokerage fees, taxes, fees and expenses of non-interested Trustees (including counsel fees) and extraordinary expenses. In addition, the Adviser is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Trustees (including counsel fees). During the period ended April 30, 2019, fees reimbursed by the Adviser amounted to $51,999.

(b) Under the fund’s Service Plan adopted pursuant to Rule 12b-1 under the Act, with respect to the fund’s applicable Hamilton shares and Premier shares, the fund pays the Distributor for distributing such classes of shares, for servicing and/or maintaining shareholder accounts and for advertising and marketing. The Service Plan provides for payments to be made at annual rates of .05% and .30% of the value of such class’ average daily net assets of the Hamilton and Premier shares, respectively. The fees payable under the Service Plan are payable without regard to actual expenses incurred. During the period ended April 30, 2019, Hamilton shares and Premier shares were charged $34,817 and $796,421, respectively, pursuant to the Service Plan.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fees $68,673 and Service Plan fees $66,217, which are offset against an expense reimbursement currently in effect in the amount of $4,500.

17

NOTES TO FINANCIAL STATEMENTS (continued)

(c) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

18

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Trustees of Dreyfus Institutional Treasury and Agency Cash Advantage Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Dreyfus Institutional Treasury and Agency Cash Advantage Fund (the “Fund”) (one of the funds constituting Dreyfus Institutional Reserves Funds), including the statement of investments, as of April 30, 2019, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended, for the period from January 1, 2016 to April 30, 2016 and for each of the two years in the period ended December 31, 2015 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Dreyfus Institutional Reserves Funds) at April 30, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the three years in the period then ended, for the period from January 1, 2016 to April 30, 2016 and for each of the two years in the period ended December 31, 2015, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2019, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the BNY Mellon Family of Funds since at least 1957, but we are unable to determine the specific year.

New York, New York
June 26, 2019

19

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes, the fund hereby reports 100% of ordinary income dividends paid during the fiscal period ended April 30, 2019 as qualifying “interest-related dividends”. The fund designates $18,027 as a long term capital gains distribution for reporting purposes.

20

BOARD MEMBERS INFORMATION (Unaudited)
INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (75)
Chairman of the Board (2008)
Principal Occupation During Past 5 Years:

• Corporate Director and Trustee (1995-present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)

No. of Portfolios for which Board Member Serves: 120

———————

Francine J. Bovich (67)
Board Member (2015)
Principal Occupation During Past 5 Years:

• Trustee, The Bradley Trusts, private trust funds (2011-present)

Other Public Company Board Memberships During Past 5 Years:

• Annaly Capital Management, Inc., a real estate investment trust, Director (2014-present)

No. of Portfolios for which Board Member Serves: 69

———————

Gordon J. Davis (77)
Board Member (2012)
Principal Occupation During Past 5 Years:

• Partner in the law firm of Venable LLP (2012-present)

Other Public Company Board Memberships During Past 5 Years:

• Consolidated Edison, Inc., a utility company, Director (1997-2014)

• The Phoenix Companies, Inc., a life insurance company, Director (2000-2014)

No. of Portfolios for which Board Member Serves: 54

———————

Isabel P. Dunst (72)
Board Member (2014)
Principal Occupation During Past 5 Years:

• Senior Counsel, Hogan Lovells LLP (2018-present; previously, Of Counsel, 2015-2018, Partner, 1990-2014)

No. of Portfolios for which Board Member Serves: 33

———————

21

BOARD MEMBERS INFORMATION (Unaudited) (continued)
INDEPENDENT BOARD MEMBERS (continued)

J. Charles Cardona (63)
Board Member (2014)
Principal Occupation During Past 5 Years:

• Retired. President and a Director of the Adviser (2008-2016), Chairman of the Distributor (2013-2016)

No. of Portfolios for which Board Member Serves: 33

———————

Nathan Leventhal (76)
Board Member (2009)

Principal Occupation During Past 5 Years:

• President Emeritus of Lincoln Center for the Performing Arts (2001-present)

• Chairman of the Avery Fisher Artist Program (1997-2014)

Other Public Company Board Memberships During Past 5 Years:

• Movado Group, Inc., Director (2003-present)

No. of Portfolios for which Board Member Serves: 47

———————

Robin A. Melvin (55)
Board Member (2014)
Principal Occupation During Past 5 Years:

• Co-chairman, Illinois Mentoring Partnership, non-profit organization dedicated to increasing the quantity and quality of mentoring services in Illinois (2014-present; board member since 2013)

No. of Portfolios for which Board Member Serves: 98

———————

Roslyn M. Watson (69)
Board Member (2014)
Principal Occupation During Past 5 Years:

• Principal, Watson Ventures, Inc., a real estate investment company (1993-present)

No. of Portfolios for which Board Member Serves: 55

———————

22

Benaree Pratt Wiley (73)
Board Member (2009)
Principal Occupation During Past 5 Years:

• Principal, The Wiley Group, a firm specializing in strategy and business development (2005-present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (2008-present)

No. of Portfolios for which Board Member Serves: 76

———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80. The address of the Board Members and Officers is c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street, New York, New York 10166. Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from the Adviser free of charge by calling this toll free number: 1-800-373-9387.

Clifford L. Alexander, Jr., Emeritus Board Member
Whitney I. Gerard, Emeritus Board Member
George L. Perry, Emeritus Board Member

23

OFFICERS OF THE FUND (Unaudited)

RENEE LAROCHE-MORRIS, President since January 2018.

President and a director of BNY Mellon Investment Adviser, Inc. since January 2018. She is an officer of 62 investment companies (comprised of 120 portfolios) managed by the Adviser. She is 48 years old and has been an employee of BNY Mellon since 2003.

JAMES WINDELS, Treasurer since January 2008.

Director- BNY Mellon Fund Administration, and an officer of 63 investment companies (comprised of 143 portfolios) managed by the Adviser. He is 60 years old and has been an employee of the Adviser since April 1985.

BENNETT A. MACDOUGALL, Chief Legal Officer since October 2015.

Chief Legal Officer of the Adviser and Associate General Counsel and Managing Director of BNY Mellon since June 2015; Director and Associate General Counsel of Deutsche Bank – Asset & Wealth Management Division from June 2005 to June 2015, and as Chief Legal Officer of Deutsche Investment Management Americas Inc. from June 2012 to May 2015. He is an officer of 63 investment companies (comprised of 143 portfolios) managed by the Adviser. He is 47 years old and has been an employee of the Adviser since June 2015.

DAVID DIPETRILLO, Vice President since January 2018.

Head of North America Product, BNY Mellon Investment Management since January 2018, Director of Product Strategy, BNY Mellon Investment Management from January 2016 to December 2017; Head of US Retail Product and Channel Marketing, BNY Mellon Investment Management from January 2014 to December 2015. He is an officer of 62 investment companies (comprised of 120 portfolios) managed by the Adviser. He is 41 years old and has been an employee of BNY Mellon since 2005.

JAMES BITETTO, Vice President since January 2008 and Secretary since February 2018.

Managing Counsel of BNY Mellon and Secretary of the Adviser, and an officer of 63 investment companies (comprised of 143 portfolios) managed by the Adviser. He is 52 years old and has been an employee of the Adviser since December 1996.

SONALEE CROSS, Vice President and Assistant Secretary since March 2018.

Counsel of BNY Mellon since October 2016; Associate at Proskauer Rose LLP from April 2016 to September 2016; Attorney at EnTrust Capital from August 2015 to February 2016; Associate at Sidley Austin LLP from September 2013 to August 2015. She is an officer of 63 investment companies (comprised of 143 portfolios) managed by the Adviser. She is 31 years old and has been an employee of the Adviser since October 2016.

DEIRDRE CUNNANE, Vice President and Assistant Secretary since March 2019.

Counsel of BNY Mellon since August 2018; Senior Regulatory Specialist at BNY Mellon Investment Management Services from February 2016 to August 2018; Trustee Associate at BNY Mellon Trust Company (Ireland) Limited from August 2013 to February 2016. She is an officer of 63 investment companies (comprised of 143 portfolios) managed by the Adviser. She is 28 years old and has been an employee of the Adviser since August 2018.

SARAH S. KELLEHER, Vice President and Assistant Secretary since April 2014.

Managing Counsel of BNY Mellon since December 2017, Senior Counsel of BNY Mellon from March 2013 to December 2017. She is an officer of 63 investment companies (comprised of 143 portfolios) managed by the Adviser. She is 43 years old and has been an employee of the Adviser since March 2013.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since January 2008.

Senior Managing Counsel of BNY Mellon, and an officer of 63 investment companies (comprised of 143 portfolios) managed by the Adviser. He is 54 years old and has been an employee of the Adviser since October 1990.

PETER M. SULLIVAN, Vice President and Assistant Secretary since March 2019.

Managing Counsel of BNY Mellon, and an officer of 63 investment companies (comprised of 143 portfolios) managed by the Adviser. He is 51 years old and has been an employee of the Adviser since April 2004.

24

NATALYA ZELENSKY, Vice President and Assistant Secretary since March 2017.

Counsel of BNY Mellon since May 2016; Attorney at Wildermuth Endowment Strategy Fund/Wildermuth Advisory, LLC from November 2015 to May 2016 and Assistant General Counsel at RCS Advisory Services from July 2014 to November 2015. She is an officer of 63 investment companies (comprised of 143 portfolios) managed by the Adviser. She is 34 years old and has been an employee of the Adviser since May 2016.

GAVIN C. REILLY, Assistant Treasurer since January 2008.

Tax Manager of BNY Mellon Fund Administration, and an officer of 63 investment companies (comprised of 143 portfolios) managed by the Adviser. He is 50 years old and has been an employee of the Adviser since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since January 2008.

Senior Accounting Manager- BNY Mellon Fund Administration, and an officer of 63 investment companies (comprised of 143 portfolios) managed by the Adviser. He is 55 years old and has been an employee of the Adviser since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since January 2008.

Senior Accounting Manager – BNY Mellon Fund Administration, and an officer of 63 investment companies (comprised of 143 portfolios) managed by the Adviser. He is 52 years old and has been an employee of the Adviser since June 1989.

ROBERT SVAGNA, Assistant Treasurer since January 2008.

Senior Accounting Manager – BNY Mellon Fund Administration, and an officer of 63 investment companies (comprised of 143 portfolios) managed by the Adviser. He is 52 years old and has been an employee of the Adviser since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since January 2008.

Chief Compliance Officer of the Adviser, the BNY Mellon Family of Funds and BNY Mellon Funds Trust (63 investment companies, comprised of 143 portfolios). He is 62 years old and has served in various capacities with the Adviser since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

CARIDAD M. CAROSELLA, Anti-Money Laundering Compliance Officer since January 2016.

Anti-Money Laundering Compliance Officer of the BNY Mellon Family of Funds and BNY Mellon Funds Trust since January 2016; from May 2015 to December 2015, Interim Anti-Money Laundering Compliance Officer of the BNY Mellon Family of Funds and BNY Mellon Funds Trust and the Distributor; from January 2012 to May 2015, AML Surveillance Officer of the Distributor. She is an officer of 57 investment companies (comprised of 137 portfolios) managed by the Adviser. She is 50 years old and has been an employee of the Distributor since 1997.

25

For More Information

Dreyfus Institutional Treasury and Agency Cash Advantage Fund

240 Greenwich Street
New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.
240 Greenwich Street
New York, NY 10286

Distributor

BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Ticker Symbols:	Institutional: DNSXX Hamilton: DHLXX Premier: DRRXX

Telephone Call your representative or 1-800-373-9387

Mail BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@bnymellon.com

Internet Access BNY Mellon Institutional Services at www.bnymellonim.com/us

The fund will disclose daily, on www.bnymellonim.com/us, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov.

Information regarding how the fund voted proxies related to portfolio securities for the most recent 12-month period ended June 30 is available at www.bnymellonim.com/us and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2019 BNY Mellon Securities Corporation 6549AR0419

Item 2.             Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.             Audit Committee Financial Expert.

The Registrant's Board has determined that Joseph S. DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC").   Joseph S. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.             Principal Accountant Fees and Services.

(a)  Audit Fees.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $70,444 in 2018 and $71,676 in 2019.

(b)  Audit-Related Fees.  The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $14,172 in 2018 and $13,614 in 2019.  These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2018 and $0 in 2019.

(c)  Tax Fees.  The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $6,467 in 2018 and $6,957 in 2019.  These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.  The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2018 and $0 in 2019.

(d)  All Other Fees.  The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $30 in 2018 and $27 in 2019.  These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were  $0 in 2018 and $0 in 2019.

(e)(1) Audit Committee Pre-Approval Policies and Procedures.  The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration.  The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services.  Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence.  Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note.  None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account's full-time, permanent employees.

Non-Audit Fees.  The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $28,081,041 in 2018 and $17,322,788 in 2019.

Auditor Independence.  The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.             Audit Committee of Listed Registrants.

                        Not applicable.

Item 6.             Investments.

(a)                    Not applicable.

Item 7.             Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                        Not applicable.

Item 8.             Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.             Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                        Not applicable.

Item 10.           Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.           Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.           Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.           Exhibits.

(a)(1)    Code of ethics referred to in Item 2.

(a)(2)    Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)    Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Institutional Reserves Funds

By:       /s/ Renee LaRoche-Morris

            Renee LaRoche-Morris

            President (Principal Executive Officer)

Date:     June 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Renee LaRoche-Morris

            Renee LaRoche-Morris

            President (Principal Executive Officer)

Date:    June 25, 2019

By:       /s/ James Windels

            James Windels

            Treasurer (Principal Financial Officer)

Date:    June 25, 2019

EXHIBIT INDEX

(a)(1)    Code of ethics referred to in Item 2.

(a)(2)    Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)